Average Annual Total Returns - Prospectus #1	Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index One Year	Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Five Years	Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Ten Years	Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index One Year	Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Five Years	Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Ten Years	Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class C Ten Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Parametric TABS Intermediate-Term Municipal Bond Fund Class I Ten Years
Total	(0.19%)	2.46%	1.90%	0.34%	2.96%	2.37%	(3.55%)	1.66%	1.26%	(3.75%)	1.47%	1.08%	(1.85%)	1.48%	1.16%	(2.04%)	1.57%	0.99%	(0.09%)	2.59%	1.85%	0.38%	3.82%	3.17%	0.36%	3.64%	3.01%	(3.39%)	2.59%	2.63%	(3.54%)	2.50%	2.52%	(1.60%)	2.38%	2.38%	(1.86%)	2.48%	2.36%	0.12%	3.52%	3.23%